Current Income Tax Assets	12 Months Ended
Dec. 31, 2019
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Current Income Tax Assets
NOTE 13. CURRENT INCOME TAX ASSETS

As of the indicated dates, the balances of Current Income Tax Assets correspond to:

	12.31.19	12.31.18
Tax Advances	40,089	145,378
Minimum Notional Income Tax – Tax Credit	414	637

Total	40,503	146,015